Restatement of Previously Issued Financial Statements - Schedule of restatement of previously issued financial statements (Details) - USD ($)	3 Months Ended							4 Months Ended	6 Months Ended	9 Months Ended		12 Months Ended
	Sep. 26, 2021	Jun. 30, 2021	Jun. 27, 2021	Mar. 28, 2021	Sep. 27, 2020	Jun. 28, 2020	Mar. 29, 2020	Dec. 31, 2020	Jun. 30, 2021	Sep. 26, 2021	Sep. 27, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Oct. 09, 2020	Dec. 31, 2017
Balance sheet
Warrant liability	$ 45,986,000							$ 0		$ 45,986,000		$ 0
Total Liabilities	816,863,000							824,949,000		816,863,000		824,949,000	$ 623,799,000
Class A Ordinary Shares	12,000							7,000		12,000		7,000	7,000
Additional Paid-in Capital	327,490,000							238,883,000		327,490,000		238,883,000	236,496,000
Accumulated Deficit	(6,993,000)							2,165,000		(6,993,000)		2,165,000	(30,692,000)
Total stockholders' equity	319,823,000		$ 261,704,000	$ 238,440,000	$ 236,574,000	$ 222,910,000	$ 210,387,000	240,381,000		319,823,000	$ 236,574,000	240,381,000	205,414,000	$ 204,806,000		$ 41,329,000
Statement of Operations
Net loss	$ (30,200,000)		23,098,000	(2,056,000)	$ 13,543,000	12,509,000	4,852,000			$ (9,158,000)	$ 30,904,000	$ 32,857,000	$ 561,000	$ (30,613,000)
Weighted average shares outstanding of basic and diluted shares	106,285,072				67,673,884					80,735,661	67,673,884	67,673,884	67,673,884	67,673,884
Statement of Cash Flows
Net loss	$ (30,200,000)		$ 23,098,000	$ (2,056,000)	$ 13,543,000	$ 12,509,000	$ 4,852,000			$ (9,158,000)	$ 30,904,000	$ 32,857,000	$ 561,000	$ (30,613,000)
Previously Reported [Member]
Balance sheet
Warrant liability								0				0			$ 0
Forward purchase agreement liability								0				0			0
Total Liabilities								8,923,873,000				8,923,873,000			8,755,508,000
Ordinary Shares Subject to Possible Redemption		$ 204,571,908						237,588,818,000	$ 204,571,908			237,588,818,000			237,804,830,000
Class A Ordinary Shares		455						125,000	455			125,000			122,000
Additional Paid-in Capital		25,319,734						5,220,269,000	25,319,734			5,220,269,000			5,004,166,000
Accumulated Deficit		(20,320,806)						(221,009,000)	(20,320,806)			(221,009,000)			(5,003,000)
Total stockholders' equity		5,000,008						$ 5,000,010,000	5,000,008			$ 5,000,010,000	$ 205,414,000		$ 5,000,004,000	$ 41,329,000
Class A ordinary shares subject to possible redemption, shares								23,753,855				23,753,855			23,780,483
Condensed Statement of Changes in Shareholders' Equity (Deficit)
Change in value of Ordinary shares of subject to redemption		12,859,424
Accretion for Class A Ordinary shares to redemption amount		0
Statement of Operations
Net loss								$ (221,009,000)
Weighted average Class A ordinary shares outstanding								23,780,483
Weighted average shares outstanding of basic and diluted shares								7,011,052
Basic and diluted net loss per ordinary share								$ (0.04)
Statement of Cash Flows
Net loss								$ (221,009,000)
Change in fair value of warrant liability								0
Allocation of initial public offering costs								0
Initial classification of warrant liability								0
Initial classification of Class A ordinary shares subject to possible redemption								237,804,830,000
Change in value of Class A ordinary shares subject to possible redemption								(216,012,000)	15,876,912
Sale of 25,000,000 units, net of underwriting discounts and offering costs		12,859,424
Previously Reported [Member] | Amendement Two [Member]
Balance sheet
Ordinary Shares Subject to Possible Redemption								220,448,820,000				$ 220,448,820,000			$ 224,354,830,000
Class A Ordinary Shares								296,000				296,000			256,000
Additional Paid-in Capital								9,442,981,000				9,442,981,000			5,536,917,000
Accumulated Deficit								(4,443,894,000)				(4,443,894,000)			(537,888,000)
Total stockholders' equity								5,000,008,000				5,000,008,000			5,000,004,000
Condensed Statement of Changes in Shareholders' Equity (Deficit)
Change in value of Ordinary shares of subject to redemption								227,767,722,000
Statement of Cash Flows
Initial classification of Class A ordinary shares subject to possible redemption								224,354,830,000
Change in value of Class A ordinary shares subject to possible redemption								(3,906,010,000)
Accretion for Class A Ordinary Shares to redemption amount								0
Sale of 25,000,000 units, net of underwriting discounts and offering costs								227,767,722,000
Initial value of Class A Ordinary Shares subject to redemption								(220,448,820,000)
Revision of Prior Period, Adjustment [Member]
Balance sheet
Warrant liability								15,090,000,000				15,090,000,000			13,400,000,000
Forward purchase agreement liability								2,050,000,000				2,050,000,000			50,000,000
Total Liabilities								17,140,000,000				17,140,000,000			13,450,000,000
Ordinary Shares Subject to Possible Redemption		45,540,357						(17,139,998,000)	45,540,357			(17,139,998,000)			(13,450,000,000)
Class A Ordinary Shares		(455)						171,000	(455)			171,000			134,000
Additional Paid-in Capital		(25,319,734)						4,222,712,000	(25,319,734)			4,222,712,000			532,751,000
Accumulated Deficit		(20,220,168)						(4,222,885,000)	(20,220,168)			(4,222,885,000)			(532,885,000)
Total stockholders' equity		(45,540,357)						$ (2,000)	(45,540,357)			$ (2,000)			$ 0
Class A ordinary shares subject to possible redemption, shares								(1,713,637)				(1,713,637)			(1,345,000)
Condensed Statement of Changes in Shareholders' Equity (Deficit)
Change in value of Ordinary shares of subject to redemption		(12,859,424)
Accretion for Class A Ordinary shares to redemption amount		(2,824)
Statement of Operations
Net loss								$ (4,222,885,000)
Weighted average Class A ordinary shares outstanding								(1,740,265)
Weighted average shares outstanding of basic and diluted shares								839,361
Statement of Cash Flows
Net loss								$ (4,222,885,000)
Change in fair value of warrant liability								3,740,000,000
Allocation of initial public offering costs								482,885,000
Initial classification of warrant liability								13,450,000,000
Initial classification of Class A ordinary shares subject to possible redemption								(13,450,000,000)
Change in value of Class A ordinary shares subject to possible redemption								(3,690,000,000)	(15,817,553)
Sale of 25,000,000 units, net of underwriting discounts and offering costs		(12,859,424)
Revision of Prior Period, Adjustment [Member] | Amendement Two [Member]
Balance sheet
Ordinary Shares Subject to Possible Redemption								29,604,086,000				$ 29,604,086,000			$ 25,645,170,000
Class A Ordinary Shares								(296,000)				(296,000)			(256,000)
Additional Paid-in Capital								(9,442,981,000)				(9,442,981,000)			(5,536,917,000)
Accumulated Deficit								(20,160,809,000)				(20,160,809,000)			(20,107,997,000)
Total stockholders' equity								(29,604,086,000)				(29,604,086,000)			(25,645,170,000)
Condensed Statement of Changes in Shareholders' Equity (Deficit)
Change in value of Ordinary shares of subject to redemption								(227,727,722,000)
Statement of Cash Flows
Initial classification of Class A ordinary shares subject to possible redemption								25,645,170,000
Change in value of Class A ordinary shares subject to possible redemption								3,958,916,000
Accretion for Class A Ordinary Shares to redemption amount								(22,285,184,000)
Sale of 25,000,000 units, net of underwriting discounts and offering costs								(227,727,722,000)
Initial value of Class A Ordinary Shares subject to redemption								220,448,820,000
As Restated [Member]
Balance sheet
Warrant liability								15,090,000,000				15,090,000,000			13,400,000,000
Forward purchase agreement liability								2,050,000,000				2,050,000,000			50,000,000
Total Liabilities								26,063,873,000				26,063,873,000			22,205,508,000
Ordinary Shares Subject to Possible Redemption		250,112,265						220,448,820,000	250,112,265			220,448,820,000			224,354,830,000
Class A Ordinary Shares		0						296,000	0			296,000			256,000
Additional Paid-in Capital		0						9,442,981,000	0			9,442,981,000			5,536,917,000
Accumulated Deficit		(40,540,974)						(4,443,894,000)	(40,540,974)			(4,443,894,000)			(537,888,000)
Total stockholders' equity		(40,540,349)						$ 5,000,008,000	(40,540,349)			$ 5,000,008,000			$ 5,000,004,000
Class A ordinary shares subject to possible redemption, shares								22,040,218				22,040,218			22,435,483
Condensed Statement of Changes in Shareholders' Equity (Deficit)
Change in value of Ordinary shares of subject to redemption		0
Accretion for Class A Ordinary shares to redemption amount		(2,824)
Statement of Operations
Net loss								$ (4,443,894,000)
Weighted average Class A ordinary shares outstanding								22,040,218
Weighted average shares outstanding of basic and diluted shares								7,850,413
Basic and diluted net loss per ordinary share								$ (0.58)
Statement of Cash Flows
Net loss								$ (4,443,894,000)
Change in fair value of warrant liability								3,740,000,000
Allocation of initial public offering costs								482,885,000
Initial classification of warrant liability								13,450,000,000
Initial classification of Class A ordinary shares subject to possible redemption								224,354,830,000
Change in value of Class A ordinary shares subject to possible redemption								(3,906,012,000)	$ 59,359
Sale of 25,000,000 units, net of underwriting discounts and offering costs		$ 0
As Restated [Member] | Amendement Two [Member]
Balance sheet
Ordinary Shares Subject to Possible Redemption								250,052,906,000				$ 250,052,906,000			$ 250,000,000,000
Class A Ordinary Shares								0				0			0
Additional Paid-in Capital								0				0			0
Accumulated Deficit								(24,604,703,000)				(24,604,703,000)			(20,645,885,000)
Total stockholders' equity								(24,604,078,000)				$ (24,604,078,000)			$ (20,645,166,000)
Condensed Statement of Changes in Shareholders' Equity (Deficit)
Change in value of Ordinary shares of subject to redemption								0
Statement of Cash Flows
Initial classification of Class A ordinary shares subject to possible redemption								250,000,000,000
Change in value of Class A ordinary shares subject to possible redemption								52,906,000
Accretion for Class A Ordinary Shares to redemption amount								(22,285,184,000)
Sale of 25,000,000 units, net of underwriting discounts and offering costs								0
Initial value of Class A Ordinary Shares subject to redemption								$ 0
Common Class A [Member] | Previously Reported [Member]
Statement of Operations
Weighted average shares outstanding of basic and diluted shares		21,733,619							21,886,072
Common Class A [Member] | Previously Reported [Member] | Amendement Two [Member]
Statement of Operations
Weighted average shares outstanding of basic and diluted shares								22,435,483
Basic and diluted net loss per ordinary share								$ 0
Common Class A [Member] | Revision of Prior Period, Adjustment [Member]
Statement of Operations
Weighted average shares outstanding of basic and diluted shares		3,266,381							3,113,928
Basic and diluted net loss per ordinary share		$ (0.41)							$ (0.51)
Common Class A [Member] | Revision of Prior Period, Adjustment [Member] | Amendement Two [Member]
Statement of Operations
Weighted average shares outstanding of basic and diluted shares								(6,833,979)
Basic and diluted net loss per ordinary share								$ (0.20)
Common Class A [Member] | As Restated [Member]
Statement of Operations
Weighted average shares outstanding of basic and diluted shares		25,000,000							25,000,000
Basic and diluted net loss per ordinary share		$ (0.41)							$ (0.51)
Common Class A [Member] | As Restated [Member] | Amendement Two [Member]
Statement of Operations
Weighted average shares outstanding of basic and diluted shares								15,601,504
Basic and diluted net loss per ordinary share								$ (0.20)
Common Class B [Member] | Previously Reported [Member]
Statement of Operations
Weighted average shares outstanding of basic and diluted shares		9,516,381							9,363,928
Basic and diluted net loss per ordinary share		$ (1.35)							$ (1.70)
Common Class B [Member] | Previously Reported [Member] | Amendement Two [Member]
Statement of Operations
Weighted average shares outstanding of basic and diluted shares								7,850,413
Basic and diluted net loss per ordinary share								$ (0.58)
Common Class B [Member] | Revision of Prior Period, Adjustment [Member]
Statement of Operations
Weighted average shares outstanding of basic and diluted shares		(3,266,381)							(3,113,928)
Basic and diluted net loss per ordinary share		$ 0.94							$ 1.19
Common Class B [Member] | Revision of Prior Period, Adjustment [Member] | Amendement Two [Member]
Statement of Operations
Weighted average shares outstanding of basic and diluted shares								(1,600,413)
Basic and diluted net loss per ordinary share								$ 0.38
Common Class B [Member] | As Restated [Member]
Statement of Operations
Weighted average shares outstanding of basic and diluted shares		6,250,000							6,250,000
Basic and diluted net loss per ordinary share		$ (0.41)							$ (0.51)
Common Class B [Member] | As Restated [Member] | Amendement Two [Member]
Statement of Operations
Weighted average shares outstanding of basic and diluted shares								6,250,000
Basic and diluted net loss per ordinary share								$ (0.20)